Schedule of Long Term Debt (Details) $ in Thousands	Sep. 30, 2024 USD ($)
Debt Disclosure [Abstract]
Long-term debt	$ 3,301
Unamortized Original issue discount	(555)
Unamortized Financing fees	(14)
Unamortized discount and debt issuance costs	2,732
Less current portion of long-term debt, net	(2,593)
Long-term debt, net	$ 139